Godfrey & Kahn, S.C.
Attorneys at Law
780 North Water Street
Milwaukee, Wisconsin 53202
Telephone: (414) 273-3500
Fax: (414) 273-5198

                  May 1, 2001

VIA EDGAR
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

Re:	ICAP Funds, Inc. (the "Fund") (Registration Nos. 33-86006; 811-8850)

Ladies and Gentlemen:

       On behalf of the Fund, please note that in lieu of filing the form of Prospectus and Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 12 to the Fund's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1933, in accordance with Rule 497(j) under such Act, we are hereby providing you with notice that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 12, and (ii) the text of the Fund's Post-Effective Amendment No. 12 was filed electronically on April 23, 2001 (with an effective date of May 1, 2001).

       Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours, GODFREY & KAHN, S.C. /s/ Pamela M. Krill Pamela M. Krill
cc:	Pamela Conroy Angela Palmer Carol Gehl